SHORT-TERM BORROWINGS AND LONG-TERM LOAN (Summary of Bank Loans) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Less: amounts classified as short-term loan
Short-term Debt	¥ 64,950	$ 9,447	¥ 50,000
Bank of Weifang [Member] | - July 17, 2018 to July 15, 2019
Less: amounts classified as short-term loan
Short-term bank loans, fixed interest rate	6.50%	6.50%
Short-term Debt	¥ 20,000	$ 2,909	0
Bank of Weifang [Member] | - July 17, 2018 to July 17, 2019
Less: amounts classified as short-term loan
Short-term bank loans, fixed interest rate	6.50%	6.50%
Short-term Debt	¥ 29,950	$ 4,356	0
Bank of Weifang [Member] | - August 1, 2017 to July 28, 2018
Less: amounts classified as short-term loan
Short-term bank loans, fixed interest rate	6.50%	6.50%
Short-term Debt	¥ 0	$ 0	50,000
Bank of Weifang [Member] | - June 21, 2018 to June 19, 2019
Less: amounts classified as short-term loan
Short-term bank loans, fixed interest rate	6.50%	6.50%
Short-term Debt	¥ 15,000	$ 2,182	¥ 0